8. RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Rent expense	$ 48,224	$ 96,448	$ 96,448
Senior secured convertible promissory notes and nonconvertible promissory notes owed to existing common and preferred stockholders		$ 0	$ 450,000